Share-based compensation - Summary of Units Granted Under Deferred Share and Other Plans (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	550	466
Units granted, weighted average fair value | $ / shares	$ 134.64	$ 130.61
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	3,053	4,231
Units granted, weighted average fair value | $ / shares	$ 167.79	$ 110.32
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	2,848	2,362
Units granted, weighted average fair value | $ / shares	$ 123.83	$ 131.41
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	86	103
Units granted, weighted average fair value | $ / shares	$ 132.99	$ 126.81
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	1,108	1,506
Units granted, weighted average fair value | $ / shares	$ 129.38	$ 130.12
Deferred Share and Other Plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	7,645	8,668
Units granted, weighted average fair value | $ / shares	$ 143.07	$ 120.79